Segment Information - Schedule of Reconciliation from Segments Operating Profit to Consolidated Profit Before Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information [Line Items]
Segments Operating Profit	€ 161,142	€ 200,720	€ 192,431
Finance income	22,326	20,250	25,050
Finance expense	23,180	31,417	29,840
Profit Before Tax	160,288	189,553	187,641
Inter-Segment Elimination
Segment Information [Line Items]
Segments Operating Profit	(37,589)	(40,474)	(31,433)
Total Segments | Operating Segments
Segment Information [Line Items]
Segments Operating Profit	€ 198,731	€ 241,194	€ 223,864